Summary of Exploration and Evaluation Assets (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Balance at September 30, 2020
Acquisition of Ely (Note 3)	7,691,535
Addition	50,000
Option payments received	(30,000)
Balance at September 30, 2021	$ 7,711,535